UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007

Check here if Amendment: __; Amendment Number:    __
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Criterion Capital Management, LLC
Address:  One Maritime Plaza, Suite 1460
          San Francisco, CA  94111

Form 13F File Number:    28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Daniel Beckham
Title:    Chief Operating Officer
Phone:    (415) 834-2417

Signature, Place and Date of Signing:


R. Daniel Beckham             San Francisco, CA   May __, 2007

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:  None.

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      29

Form 13F Information Table Value Total:      820,405 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

NAME OF ISSUER           TITLE                VALUE             SH/  PUT  INV  OTH    VOTING AUTH
                         OF      CUSIP        X1000   SHARES    PRN  /    .    ER
                         CLASS                                       CAL  DIS  MGR
                                                                     L    C
                                                                                    SOLE  SHR  NON
                                                                                                E
***FOCUS MEDIA HLDG LTD  COMMON  34415V109    38344   488705    SH        So       48870
                         STOCKS                                           le       5
***GIGAMEDIA LTD         NASDAQ  Y2711Y104    21445   1551761   SH        So       15517
                         OTC                                              le       61
                         ISSUES
***REDIFF.COM INDIA LTD  NASDAQ  757479100    7147    428760    SH        So       42876
                         OTC                                              le       0
                         ISSUES
***THE9 LTD              NASDAQ  88337K104    17109   508000    SH        So       50800
                         OTC                                              le       0
                         ISSUES
ADVENT SOFTWARE INC      NASDAQ  007974108    78305   2245638   SH        So       22456
                         OTC                                              le       38
                         ISSUES
AMERICAN TOWER SYS CORP  COMMON  029912201    88644   2275829   SH        So       22758
                         STOCKS                                           le       29
ARUBA NETWORKS INC       NASDAQ  043176106    9070    618250    SH        So       61825
                         OTC                                              le       0
                         ISSUES
Baidu Com Inc            COMMON  056752108    24543   254200    SH        So       25420
                         STOCKS                                           le       0
COMVERSE TECHNOLOGY INC  NASDAQ  205862402    35452   1660500   SH        So       16605
NEW                      OTC                                              le       00
                         ISSUES
CROWN CASTLE INTL CORP   NASDAQ  228227104    33939   1056298   SH        So       10562
                         OTC                                              le       98
                         ISSUES
ESCHELON TELECOM INC     COMMON  296290109    18741   648468    SH        So       64846
                         STOCKS                                           le       8
FTI CONSULTING INC       COMMON  302941109    6550    195000    SH        So       19500
                         STOCKS                                           le       0
FU JI FOOD AND CATERING  NASDAQ  G3685B104    12891   4103000   SH        So       41030
                         OTC                                              le       00
                         ISSUES
GARTNER GROUP INC NEW-   COMMON  366651107    57463   2399296   SH        So       23992
CL A                     STOCKS                                           le       96
GATEHOUSE MEDIA INC      COMMON  367348109    13250   652700    SH        So       65270
                         STOCKS                                           le       0
IDEARC INC               COMMON  451663108    29375   836906    SH        So       83690
                         STOCKS                                           le       6
LAMAR ADVERTISING CO-CL  NASDAQ  512815101    71283   1132015   SH        So       11320
A                        OTC                                              le       15
                         ISSUES
LATTICE SEMICONDUCTOR    NASDAQ  518415104    30897   5281454   SH        So       52814
CORP                     OTC                                              le       54
                         ISSUES
LAWSON SOFTWARE INC      NASDAQ  52078P102    20346   2515000   SH        So       25150
                         OTC                                              le       00
                         ISSUES
LEAP WIRELSS INTL INC    COMMON  521863308    60789   921330    SH        So       92133
                         STOCKS                                           le       0
Move Inc                 NASDAQ  62458M108    36655   6616510   SH        So       66165
                         OTC                                              le       10
                         ISSUES
NTELOS HOLDINGS CORP     NASDAQ  67020Q107    10940   569209    SH        So       56920
                         OTC                                              le       9
                         ISSUES
NUANCE COMMUNICATIONS    NASDAQ  67020Y100    16382   1070000   SH        So       10700
INC                      OTC                                              le       00
                         ISSUES
ORASCOM TELECOM S A E    NASDAQ  4007739      22078   324672    SH        So       32467
                         OTC                                              le       2
                         ISSUES
QUALCOMM INC             NASDAQ  747525103    3413    80000     SH        So       80000
                         OTC                                              le
                         ISSUES
RIVERBED TECHNOLOGY INC  COMMON  768573107    4685    169500    SH        So       16950
                         STOCKS                                           le       0
SAIC INC                 NASDAQ  78390X101    17385   1003780   SH        So       10037
                         OTC                                              le       80
                         ISSUES
SAVVIS INC               NASDAQ  805423308    21996   459400    SH        So       45940
                         OTC                                              le       0
                         ISSUES
TRIDENT MICROSYSTEMS     CALL    895919108    11288   562700    SH   CAL  So       56270
INC                      OPTIONS                                     L    le       0



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